Basic and diluted loss per share (Details 2 - Textual) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Line Items]
Dilutive weighted-average shares	18,062,459	5,868,723	3,684,359